Secured and Unsecured Debt (Tables)	12 Months Ended
Dec. 31, 2011
Secured and Unsecured Debt
Summary of principal amount of mortgage debt maturing each year and weighted average interest rates in each specified period

	2012	(a)	2013		2014		2015	2016	Thereafter		Total	Fair Value	(b)

Fixed rate debt	$35,871		3,963		163,746	(c) (d)	20,564	1,262	140,247		365,653	380,456
Weighted average interest rate	5.22%		-		5.27%		6.50%	-	5.67%		5.49%	-

Variable rate debt	$33,764	(e)	14,800	(f)	236,200	(g)	-	-	50,000	(h)	334,764	317,737
Weighted average interest rate	4.38%		3.24%		2.75%		-	-	3.50		3.05%	-

(a)

Approximately $66,700 of the Company’s mortgages payable mature during 2012. The Company will soon be in discussions with the lenders to refinance the maturing debt or will use available cash and / or borrowings under its unsecured line of credit facility to repay this debt.

(b)

The fair value of debt is the amount at which the instrument could be exchanged in a current transaction between willing parties. The Company estimates the fair value of its debt by discounting the future cash flows of each instrument at rates currently offered to the Company for similar debt instruments of comparable maturities by its lenders (Level 3).

(c)

Included in the debt maturing in 2014 are the Company’s convertible notes issued during 2010, which mature in 2029. They are included in 2014 because that is the earliest date these notes can be redeemed or the note holders can require the Company to repurchase their notes. The total for convertible notes above reflects the total principal amount outstanding, in the amount of $29,215. The consolidated balance sheets reflect the value of the notes including the remaining unamortized discount of $1,352.

(d)

The Company has agreed through a guaranty and a separate indemnification agreement to be liable upon a default under the Algonquin Commons mortgage loan documents. The maturing debt includes the Company’s total potential liability under the guaranty and the indemnity agreement, which is approximately $18,800.

(e)

The Company has guaranteed a mortgage for $2,700, included in the maturing debt and would be required to make a payment on this guarantee upon the default of any of the provisions in the loan document, unless the default is otherwise waived.

(f)

The Company has guaranteed approximately $7,400 of this mortgage and would be required to make a payment on this guarantee upon the default of any of the provision in the loan document, unless the default is otherwise waived.

(g)

Included in the debt maturing during 2014 are the Company’s unsecured line of credit facility and $150,000 term loan, totaling $230,000. After the amendments completed in June 2011, the Company pays interest only during the term of these facilities at a variable rate equal to a spread over LIBOR, in effect at the time of the borrowing, which fluctuates with the Company’s leverage ratio. As of December 31, 2011, the weighted average interest rate on outstanding draws on the line of credit facility was 2.81%, and the interest rate on the term loan was 2.81%. These credit facilities require compliance with certain covenants, such as debt service ratios, minimum net worth requirements, distribution limitations and investment restrictions. As of December 31, 2011, the Company was in compliance with these financial covenants.

(h)

Included in the thereafter column is the Company’s $50,000 term loan which matures in November 2018. The Company pays interest only during the term of this loan at a variable rate, with an interest rate floor of 3.5%. This term loan requires compliance with certain covenants, such as debt service ratios, minimum net worth requirements, distribution limitations and investment restrictions. As of December 31, 2011, the Company was in compliance with these financial covenants.

Schedule of notional amount of outstanding interest rate derivative designated as a cash flow hedge

Interest Rate Derivative	Notional

Interest Rate Swap	$60,000

Schedule of fair value of derivative financial instrument and classification on the consolidated balance sheets

	Liability Derivatives As of December 31, 2011		Liability Derivatives As of December 31, 2010
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivatives designated as cash flow hedges:
Interest rate swaps	Other liabilities	$8,396	Other liabilities	$2,092

Schedule of gains (losses) related to derivative instruments recognized in the condensed statements of operations and other comprehensive income

	December 31, 2011	December 31, 2010

Amount of loss recognized in OCI on derivative	$(8,369)	(2,093)
Amount of loss reclassified from accumulated OCI into interest expense	2,065	62

Unrealized loss on derivatives	$(6,304)	(2,031)

Schedule of net carrying values of the debt and equity components of convertible notes

	December 31, 2011	December 31, 2010

Equity Component (a)	$9,321	9,279

Debt Component	$29,215	110,000
Unamortized Discount (b)	(1,352)	(2,640)

Net Carrying Value	$27,863	107,360

(a)           The equity component is net of unamortized equity issuance costs of $91 and $133 at December 31, 2011 and 2010, respectively.

(b)          The unamortized discount was amortized into interest expense on a monthly basis through November 2011 for the Old Notes and will be amortized into interest expense on a monthly basis through November 2014 for the New Notes.

Schedule of total interest expense related to convertible notes

	December 31, 2011	December 31, 2010	December 31, 2009

Interest expense at coupon rate	$4,725	5,554	6,457
Discount amortization	1,288	1,426	1,422

Total interest expense (a)	$6,013	6,980	7,879

(a)           The effective interest rate of the Old Notes was 5.875% and the effective interest rate of the New Notes is 7.0%, which is the rate at which a similar instrument without the conversion feature could have been obtained in November 2006 and August 2010, respectively.